Other Financial Assets - Summary of Other Financial Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial assets [line items]
Other financial assets	¥ 1,508,493	¥ 1,081,937
Current assets	296,974	208,478
Non-current assets	1,211,519	873,459
Derivatives to which hedge accounting is applied [Member]
Disclosure of financial assets [line items]
Other financial assets	64,541
Financial assets measured at amortized cost [member] | Receivables other than trade receivables and receivables from financial services [member]
Disclosure of financial assets [line items]
Other financial assets	291,627	120,067
Financial assets measured at amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	41,564	84,018
Financial assets measured at amortized cost [member] | Guaranty deposits [member]
Disclosure of financial assets [line items]
Other financial assets	15,837	15,297
Financial assets measured at amortized cost [member] | Restricted cash [member]
Disclosure of financial assets [line items]
Other financial assets	112,937	117,260
Financial assets measured at amortized cost [member] | Other [member]
Disclosure of financial assets [line items]
Other financial assets	8,523	11,063
Financial assets measured at amortized cost [member] | Allowance for impairment losses [member]
Disclosure of financial assets [line items]
Other financial assets	(2,409)	(2,513)
Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	31,920	34,872
Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of financial assets [line items]
Other financial assets	633,875	434,592
Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosure of financial assets [line items]
Other financial assets	182,244	133,077
Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	¥ 127,834	¥ 134,204